FAIR VALUE MEASUREMENTS - Narrative (Details) - USD ($) $ in Millions	Jan. 31, 2026	Jan. 31, 2025
Fair Value Disclosures [Abstract]
Noncontrolling equity investment in privately-held companies without readily determinable fair values	$ 6.9	$ 6.4